Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Compensation and Employee Benefit Plans [Text Block]
14.	EMPLOYEE BENEFITS

Retirement Plan

The Bank maintains section 401(k) employee savings and investment plans for all full-time employees and officers of the Bank with more than one year of service. The Bank’s contributions to the plans are based on 50 percent matching of voluntary contributions up to 6 percent of compensation. An eligible employee can contribute up to 100 percent of salary. Employee contributions are vested at all times, and MBC contributions are fully vested after six years beginning at the second year in 20 percent increments. Contributions for 2015, 2014, and 2013 to these plans amounted to $156,000, $143,000, and $155,000, respectively.

Supplemental Retirement Plan

Until 2001, MBC maintained a Directors’ Retirement Plan to provide postretirement payments over a ten-year period to members of the Board of Directors who had completed five or more years of service. The plan required payment of 25 percent of the final average annual board fees paid to a director in the three years preceding the director’s retirement.

The following table illustrates the components of the projected payments for the Directors’ Retirement Plan for the years ended:

Projected Payments
2016	$29,000
2017	23,000
2018	18,000
2019	12,000
2020	10,000
2021	2,000
Total	$94,000

The retirement plan is available solely for nonemployee directors of The Middlefield Banking Company, but the Bank has not entered into any additional retirement arrangements for nonemployee directors since 2001. All director participants have retired.

Executive Deferred Compensation Plan

The Company maintains an Executive Deferred Compensation Plan (the “Plan”) to provide post-retirement payments to members of senior management. The Plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to several officers, with contributions made solely by the Bank. During 2015, 2014, and 2013, the Company contributed $65,000, $115,000, and $120,000, respectively, to the Plan.

Stock Option and Restricted Stock Plan

The Company maintains a stock option and restricted stock plan (“the Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company. A total of 160,000 shares of authorized and unissued or issued common stock were reserved for issuance under the Plan, which expires ten years from the date of stockholder ratification. The per share exercise price of an option granted will not be less than the fair value of a share of common stock on the date the option is granted.

The following table presents share data related to the outstanding options:

	2015	Weighted- average Exercise Price	2014	Weighted- average Exercise Price

Outstanding, January 1	$46,451	$27.90	$58,581	$28.38
Expired	(10,802)	36.93	-	-
Exercised	(2,175)	21.31	(11,223)	30.45
Forfeited	(1,525)	33.53	(907)	27.35

Outstanding, December 31	$31,949	$25.03	$46,451	$27.90

Exercisable, December 31	$31,949	$25.03	$46,451	$27.90

The following table summarizes the characteristics of stock options at December 31, 2015:

		Outstanding			Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life	Average Exercise Price	Shares	Average Exercise Price

December 10, 2006	40.24	2,625	0.94	40.24	2,625	40.24
May 16, 2007	37.48	1,337	1.37	37.48	1,337	37.48
December 10, 2007	37.00	1,950	1.94	37.00	1,950	37.00
January 2, 2008	36.25	1,337	2.00	36.25	1,337	36.25
November 10, 2008	23.00	16,500	2.86	23.00	16,500	23.00
May 9, 2011	17.55	8,200	5.35	17.55	8,200	17.55

		31,949			31,949

No options were granted for the years ended December 31, 2015 and 2014. The Company recognizes compensation expense in the amount of fair value of the common stock at the grant date and as an addition to stockholders’ equity.